Income taxes (Tables)	12 Months Ended
Dec. 31, 2013
Income taxes [Abstract]
Schedule of Income before Income Tax Expenses

Income before income tax expenses consists of:

	Year ended December 31,
	2011	2012	2013
	US$	US$	US$
PRC	173,729,290	247,420,740	246,985,362
Non PRC	(12,086,672)	(15,138,254)	(36,969,248)

Total	161,642,618	232,282,486	210,016,114

Schedule of Income Tax Expense

Income tax expense for the years ended December 31, 2011, 2012 and 2013 is summarized as follows:

	Year ended December 31,
	2011	2012	2013
	US$	US$	US$
Current:
CIT tax expense	27,162,678	51,183,346	68,625,597
Land Appreciation Tax ("LAT") expense	25,582,339	25,390,667	36,727,785
Deferred tax expense/ (benefit)	5,892,472	(2,399,386)	(21,693,532)

Income tax expense	58,637,489	74,174,627	83,659,850

Schedule of Effective Income Tax Rate Reconciliation

The Group's income tax expense differs from the tax expense computed by applying the statutory CIT rate of 25% for the years ended December 31, 2011, 2012 and 2013, is as follows:

	Year ended December 31,
	2011	2012	2013
	US$	US$	US$
CIT at rate of 25%	40,410,655	58,070,622	52,504,028
Tax effect of non-deductible expenses	2,562,233	11,166,825	3,490,593
Unrecognized tax benefit	-	(4,994,595)	5,465,293
LAT expense	25,582,339	25,390,667	36,727,785
CIT benefit of LAT	(6,395,585)	(6,347,667)	(9,171,919)
Changes in valuation allowance	(3,115,025)	(7,856,467)	-
International rate difference	(397,031)	(336,247)	9,089,244
Income tax on undistributed earnings of PRC subsidiaries	3,680,000	2,204,619	3,500,000
Adjustment of estimated income tax accruals	(3,988,507)	(3,038,183)	(18,059,102)
Others	298,410	(84,947)	113,928
Actual income tax expense	58,637,489	74,174,627	83,659,850

Reconciliation of Unrecognized Tax Benefits

The following table summarizes the activity related to the Group's unrecognized tax benefits:

	2011	2012	2013
	US$	US$	US$
Balance at January 1	13,152,596	13,824,326	8,842,239
Additions based on tax positions related to current year	-	-	16,313,513
Additions for tax positions of prior years	671,730	33,871	-
Reductions for tax positions of prior years	-	(5,015,958)	(8,842,239)

Balance at December 31	13,824,326	8,842,239	16,313,513

Schedule of Deferred Tax Asset/Liability

The tax effects of temporary differences that give rise to the Group's net current deferred tax assets and liabilities as of December 31, 2012 and 2013 are as follows:

	December 31, 2012	December 31, 2013
	US$	US$
Current deferred tax assets:
Tax loss to be carried forward	-	1,800,359
Accruals and provisions	15,074,850	13,536,150

Total current deferred tax assets	15,074,850	15,336,509

Current deferred tax liabilities:
Revenue recognized based on percentage of completion	(27,410,499)	(11,851,997)
Real estate properties accelerated cost deduction	(1,084,920)	(1,365,450)
Taxable temporary differences arising from business combinations	(145,968)	(81,031,364)
Others	(45,532)	(45,532)

Total current deferred tax liabilities	(28,686,919)	(94,294,343)

Net current deferred tax liabilities	(13,612,069)	(78,957,834)

The tax effects of temporary differences that give rise to the Group's net long-term deferred tax assets and liabilities as of December 31, 2012 and 2013 are as follows:

	December 31, 2012	December 31, 2013
	US$	US$
Long-term deferred tax assets:
Accruals and provisions	495,336	-
Revenue recognition of real estate lease income on a straight-line basis	1,103,381	8,547,158
Others	-	1,643,945

Total long-term deferred tax assets	1,598,717	10,191,103

Long-term deferred tax liabilities:
Income tax on undistributed earnings of PRC subsidiaries	(5,884,619)	(9,384,619)

Total long-term deferred tax liabilities	(5,884,619)	(9,384,619)

Net long-term deferred tax assets	(4,285,902)	806,484